REDEEMABLE PREFERRED STOCK (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Preferred Stock, Shares Authorized	100,000,000		100,000,000
Preferred Stock, Dividend Rate, Percentage	10.00%
Temporary Equity, Redemption Price Per Share		$ 1.00
Proceeds from Issuance of Private Placement		$ 1,000,000
Issuance of preferred shares upon conversion of note (shares)		1,027,945
Common shares converted up to July 31, 2012 [Member]
Preferred Stock, Conversion Price	$ 0.60
Common shares converted between August 1, 2012 and July 31, 2013 [Member]
Preferred Stock, Conversion Price	$ 1.00
Common shares converted between August 1, 2013 and July 31, 2015 [Member]
Preferred Stock, Conversion Price	$ 1.50
Class A Preferred Shares [Member]
Preferred Stock, Shares Authorized	25,000,000
Preferred Stock, Conversion Price	$ 1.00
Stock Issued During Period, Shares, New Issues		1,000,000